Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	OIL STATES INTERNATIONAL, INC
Entity Central Index Key	0001121484
Document Type	S-4
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer